Partnership Distributions - Cash Distributions Tables (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Distribution Made to Limited Partner [Line Items]
Total quarterly distribution per unit	$ 0.60250	[1]	$ 0.59500	$ 0.58250	$ 0.56875	$ 0.54875	$ 0.53750	$ 0.52750	$ 0.49125	$ 0.46250	$ 0.44750	$ 0.43375	$ 0.42375
Total quarterly cash distribution	$ 131,910	[1]	$ 130,268	$ 127,531	$ 124,518	$ 120,140	$ 117,677	$ 115,487	$ 107,549	$ 101,254	$ 97,968	$ 94,958	$ 92,767
Western Gas Partners, LP [Member]
Distribution Made to Limited Partner [Line Items]
Total quarterly distribution per unit	$ 0.980	[2]	$ 0.965	$ 0.950	$ 0.935	$ 0.920	$ 0.905	$ 0.890	$ 0.875	$ 0.860	$ 0.845	$ 0.830	$ 0.815
Total quarterly cash distribution	$ 234,787	[2]	$ 230,239	$ 225,691	$ 221,133	$ 216,586	$ 212,038	$ 207,491	$ 188,753	$ 170,657	$ 166,742	$ 162,827	$ 158,905

[1]	The Board of Directors declared a cash distribution to WGP unitholders for the fourth quarter of 2018 of $0.60250 per unit, or $131.9 million in aggregate. The cash distribution is payable on February 21, 2019, to WGP unitholders of record at the close of business on February 1, 2019.
[2]	The Board of Directors of WES GP declared a cash distribution to WES unitholders for the fourth quarter of 2018 of $0.980 per unit, or $234.8 million in aggregate, including incentive distributions, but excluding distributions on WES Class C units (see WES Class C unit distributions below). The cash distribution was paid on February 13, 2019, to WES unitholders of record at the close of business on February 1, 2019.